Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 18, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	€ 719		€ 719	€ 322
Cash collateral on securities lended	€ 2,146		€ 2,146	€ 2,480
Weighted effective interest rate on short-term deposits	0.38%		0.38%	0.39%
Short-term deposits maturity days			19 days	28 days
Percentage of deposit with agreed maturity						1.00%
Description of cash flow based on valuation of assets			This deposit is renewed every 42-49 days, based on an updated valuation of total assets. The interest paid on this deposit is equal to the ECB deposit rate which was -50bp as from 18 September 2019 (-40bp throughout 2018 up to 18 September 2019).
Interest received on deposit				(0.40%)		(0.40%)
Minimum balance on deposit with Dutch Central Bank	€ 79		€ 79	€ 70
Effects of changes in exchange rate			33	35		€ (196)
Consideration paid for acquisitions and investments in associates and joint ventures			269
Net cash flows from (used in) operating activities			7,302	517		553
Increase (decrease) in net cash flows from investing activities			352	758
Net cash flows from (used in) investing activities			(86)	(438)		(1,196)
Business combination consideration transferred				89
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	€ 12,263		12,263	8,744	[1]	10,768	€ 10,768
Increase (decrease) in net cash flows from financing activities			1,312	(2,914)
Net cash flows from (used in) financing activities			(3,730)	(2,395)		519
Increase (decrease) in net cash flows from operating activities			6,785	€ (36)
On demand [member]
Detailed information about cash and cash equivalents [line items]
Interest rate on mandatory reserve deposits	50.00%	40.00%		40.00%
Disposals [member]
Detailed information about cash and cash equivalents [line items]
Consideration received			155	€ 214
Consideration received in cash and cash equivalents				202
Earn-out				2
Reinsurance transactions and disposal of entities [member]
Detailed information about cash and cash equivalents [line items]
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	€ 17		17	416
Securities lending [member]
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	7,200		7,200	6,200
Cash collateral on securities lended	€ 11		11	2
Income from securities lending programs			€ 6	€ 8		€ 11

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.